INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

		12.31.2025				12.31.2024
		Gross book value	Write-down for obsolescence	Write-down for market value	Net book value	Gross book value	Write-down for obsolescence	Write-down for market value	Net book value
Raw materials		1,443.8	(87.7)	—	1,356.1	1,302.6	(84.6)	—	1,218.0
Work in process		995.4	—	—	995.4	840.9	—	—	840.9
Spare parts		510.2	(43.0)	(0.8)	466.4	476.5	(38.2)	(0.9)	437.4
Finished goods	(i)	77.1	—	—	77.1	76.8	—	—	76.8
Held by third parties		97.2	(4.0)	—	93.2	112.2	(4.5)	—	107.7
Advances to suppliers		82.4	—	—	82.4	39.1	—	—	39.1
Inventory in transit		132.2	—	—	132.2	163.2	—	—	163.2
Consumption materials		67.5	(3.2)	—	64.3	58.4	(5.4)	—	53.0
		3,405.8	(137.9)	(0.8)	3,267.1	3,069.7	(132.7)	(0.9)	2,936.1

Summary of finished goods inventory	The following aircraft were held in the finished goods inventory:

	12.31.2025	12.31.2024
Embraer Aircrafts
Phenom 100	1	1
Phenom 300	3	3
Praetor 500	1	1
Praetor 600	2	2
Ipanema	3	0
Ending balance	10	7

Summary of Loss Due to Reduction in Market Value
The movement of write-down for reduction in market value was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(0.9)	(1.4)	(5.7)
Additions	(3.0)	—	(0.6)
Disposals	—	0.1	—
Reversals	3.1	0.4	4.9
Ending balance	(0.8)	(0.9)	(1.4)

Summary of Loss Due to Obsolescence
The movement of write-down for obsolescence was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(132.7)	(125.9)	(126.1)
Additions	(53.4)	(52.9)	(50.5)
Disposals	5.1	11.5	13.5
Reversals	44.6	33.9	37.5
Foreign exchange gain (loss)	(1.5)	0.7	(0.3)
Ending balance	(137.9)	(132.7)	(125.9)